Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0000715153
Registrant Name	HONDA MOTOR CO LTD
Registration File Number	333-288166
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES